SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Union Street Trust


(Name of Registrant)

File No. 2-50318



FILE NO. 2-50318


Fidelity Union Street Trust
: Spartan Aggressive Municipal Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

4,907,461 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

4,907,461 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


4,907,461

$
47,030,882

Redemptions:


(3,987,462)

$
(37,965,544)

Net Sales Pursuant to Rule 24f-2:


919,999

$
9,065,338



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $3,125.98


Fidelity Union Street Trust
:

Spartan Aggressive Municipal Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-50318


Fidelity Union Street Trust
: Spartan Ginnie Mae Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

19,100,968 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

27,366,726 shares


(iv)    Number of Securities Sold During Fiscal Year

10,429,984 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

10,429,984 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


10,429,984

$
101,131,175

Redemptions See Note (2) :


(10,429,984)

$
(101,131,175)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended August 31, 1995
, aggregated
12,104,724
 and $115,626,833
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Union Street Trust
:

Spartan Ginnie Mae Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-50318


Fidelity Union Street Trust
: Spartan Intermediate Municipal Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

18,707,976 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

18,707,976 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


18,707,976

$
180,517,302

Redemptions See Note (2) :


(18,707,976)

$
(180,517,302)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended August 31, 1995
, aggregated
23,828,782
 and $229,621,967
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Union Street Trust
:

Spartan Intermediate Municipal Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-50318


Fidelity Union Street Trust
: Spartan Maryland Municipal Income Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

1,239,543 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

1,239,543 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


1,239,543

$
11,716,389

Redemptions See Note (2) :


(1,239,543)

$
(11,716,389)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended August 31, 1995
, aggregated
1,306,266
 and $12,168,591
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Union Street Trust
:

Spartan Maryland Municipal Income Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-50318


Fidelity Union Street Trust
: Spartan Municipal Income Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

5,280,074 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

19,301,475 shares


(iv)    Number of Securities Sold During Fiscal Year

8,465,664 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

8,465,664 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


8,465,664

$
82,506,178

Redemptions See Note (2) :


(8,465,664)

$
(82,506,178)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended August 31, 1995
, aggregated
22,701,405
 and $217,831,944
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Union Street Trust
:

 Spartan Municipal Income Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-50318


Fidelity Union Street Trust
: Spartan Arizona Municipal Income Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

1,696,864 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

1,696,864 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


1,696,864

$
17,301,630

Redemptions:


(463,503)

$
(4,737,604)

Net Sales Pursuant to Rule 24f-2:


1,233,361

$
12,564,026



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $4,332.42


Fidelity Union Street Trust
:

Spartan Arizona Municipal Income Portfolio


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-50318


Fidelity Union Street Trust
: Spartan Short-Intermediate Municipal Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

36,590,978 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

36,590,978 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


36,590,978

$
358,751,471

Redemptions See Note (2) :


(36,590,978)

$
(358,751,471)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended August 31, 1995
, aggregated
59,215,038
 and $577,976,090
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Union Street Trust
:

Spartan Short-Intermediate Municipal Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 2-50318


Fidelity Union Street Trust
: Fidelity Export Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

59,469,006 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

59,469,006 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


59,469,006

$
727,157,181

Redemptions:


(24,071,563)

$
(293,873,568)

Net Sales Pursuant to Rule 24f-2:


35,397,443

$
433,283,613



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $149,408.14


Fidelity Union Street Trust
:

Fidelity Export Fund


By  John H. Costello

        Assistant Treasurer
